As filed with the U.S. Securities and Exchange Commission on March 13, 2014

Securities Act File No. 333-184361

Investment Company Act File No. 811-22759

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-2

(CHECK APPROPRIATE BOX OR BOXES)

| X | REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

| X | Pre-effective Amendment No. 8

|     | Post-effective Amendment No.

| X | REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

| X | Amendment No. 8

SHARESPOST 100 FUND

(Exact name of Registrant as specified in Charter)

1150 Bayhill Drive, Suite 300

San Bruno, California 94066

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code:

(800) 834-8707

Sven Weber

c/o SP Investments Management, LLC

1150 Bayhill Drive, Suite 300

San Bruno, California 94066

(Name and Address of Agent for Service)

Copies to:

Daniel I. DeWolf, Esq.

Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C.

The Chrysler Center

666 Third Avenue

New York, New York 10017

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, as amended (the “Securities Act”), other than securities offered in connection with a dividend reinvestment plan, check the following box. | X |

It is proposed that this filing will become effective:
[ ] when declared effective pursuant to Section 8(c)

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

TITLE OF SECURITIES BEING REGISTERED	AMOUNT BEING REGISTERED	PROPOSED MAXIMUM OFFERING PRICE PER SHARE	PROPOSED MAXIMUM AGGREGATE OFFERING AMOUNT*	AMOUNT OF REGISTRATION FEE
Shares of Beneficial Interests	25,000,000 Shares	$20.00	$500,000,000.00	$68,200.00**

* Estimated solely for the purpose of calculating the registration fee, in accordance with Rule 457(o) under the Securities Act.

**The Registrant previously paid $68,200.00 of the total registration fee in connection with prior filings of this Registration Statement.

The Registrant hereby amends this Registration Statement under the Securities Act on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

EXPLANATORY NOTE

SharesPost 100 Fund is filing this Amendment No. 8 (this “Amendment”) to its Registration Statement on Form N-2 (Registration Nos. 333-184361 and 811-22759) (the “Registration Statement”) as an exhibit-only filing to file Exhibit 99(n). Accordingly, this Amendment consists only of the facing page, this explanatory note, Item 25 of Part C of the Registration Statement and the signature page to the Registration Statement and the filed exhibit. The remainder of the Registration Statement, including the Prospectus and Statement of Additional Information, is unchanged and has therefore been omitted.

PART C

OTHER INFORMATION

Item 25. Financial Statements and Exhibits

25(1)	Financial Statements:

The Financial Statements of the Registrant, dated as of December 31, 2013, are included in the Prospectus.

25(2)	Exhibits
	(a)(1)	Certificate of Formation of SharesPost 100 Fund LLC.†
	(a)(2)	Certificate of Conversion of SharesPost 100 Fund LLC to SharesPost 100 Fund.†
	(a)(3)	Certificate of Trust of SharesPost 100 Fund .†
	(a)(4)	Agreement and Declaration of Trust.†
	(b)	By-Laws.†
	(c)	Not Applicable.
	(d)	Incorporated by reference to Exhibits (a)(4) and (b) above.
	(e)	Not Applicable.
	(f)	Not Applicable.
	(g)	Form of Investment Advisory Agreement between the Registrant and SP Investments Management, LLC. †
	(h)(1)	Form of Distribution Agreement between the Registrant and Foreside Fund Services, LLC.†
	(h)(2)	Form of Distribution Services Agreement between SP Investments Management, LLC and Foreside Fund Services, LLC.†
	(i)	Not Applicable.
	(j)	Form of Custody Agreement between the Registrant and UMB Bank National Association.†
	(k)(1)	Form of Administration and Fund Accounting Agreement between the Registrant and UMB Fund Services, Inc.†

(k)(2)	Form of Transfer Agency Agreement between the Registrant and UMB Fund Services, Inc.†
(k)(3)	Form of Expense Limitation Agreement between the Registrant and SP Investments Management, LLC.†
(k)(4)	Shareholder Services Plan.†
(k)(5)	Form of Fund CCO Agreement between the Registrant and Foreside Compliance Services, LLC. †
(k)(6)	Form of Indemnification Agreement between the Registrant and each Trustee. †
(l)	Opinion and Consent of Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C. †
(m)	Not Applicable.
(n)	Consent of KPMG LLP, independent registered public accounting firm for the Registrant. *
(o)	Not Applicable.
(p)	Subscription Agreement between the Registrant and SP Investments Management, LLC. †
(q)	Not applicable.
(r)(1)	Code of Ethics of the Fund.†
(r)(2)	Code of Ethics of the Investment Adviser. †
(r)(3)	Code of Ethics of Foreside Financial Group, LLC. †
† Previously filed. * Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Bruno, and State of California, on the 13th day of March, 2014.

SHARESPOST 100 FUND

By: /s/ Sven Weber

Name: Sven Weber

Title: President and Trustee

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacity and on the date indicated.

/s/ Sven Weber	President and Trustee	March 13, 2014
Name: Sven Weber

/s/ Ryan Stroub	Chief Financial Officer	March 13, 2014
Name: Ryan Stroub

*	Independent Trustee	March 13, 2014
Name: Mark Radcliffe

*	Independent Trustee	March 13, 2014
Name: Robert J. Boulware

* /s/ Sven Weber

    By: Attorney-in-fact